Merger and Issuance of Common Stock to Terra Offshore REIT	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Merger and Issuance of Common Stock to Terra Offshore REIT
Note 3. Merger and Issuance of Common Stock to Terra Offshore REIT
Merger
On February 28, 2020, the Company entered into the Merger Agreement pursuant to which TPT2 was merged with and into the Company, with the Company continuing as the surviving corporation, effective March 1, 2020. In connection with the Merger, each share of common stock, par value $0.01 per share, of TPT2 issued and outstanding immediately prior to the effective time of the Merger was converted into the right to receive from the Company a number of shares of common stock, par value $0.01 per share, of the Company equal to an exchange ratio, which was 1.2031. The exchange ratio was based on the relative net asset values of the Company and TPT2 as of December 31, 2019 as adjusted to reflect changes in the net working capital of each of the Company and TPT2 during the period from January 1, 2020 through March 1, 2020, the effective time for the Merger. For purposes of determining the respective fair values of the Company and TPT2, the value of the loans (or participation interests therein) held by each of the Company and TPT2 was the value of such loans (or participation interests) as set forth in the audited financial statements of the Company as of and for the year ended December 31, 2019. As a result, Terra Fund 7, the sole stockholder of TPT2, received 2,116,785.76 shares of common stock of the Company as consideration in the Merger. The shares of common stock were issued in a private placement in reliance on Section 4(a)(2) under the Securities Act of 1933, as amended (the “Securities Act”), and the rules and regulations promulgated thereunder.
The following table presents a summary of the consideration exchanged and settlement of the Company’s obligations under participation agreements as a result of the Merger:

Total Consideration
Equity issued in the Merger	$34,630,615

$34,630,615

Net Assets of TPT2 Received in the Merger
Loans held for investment acquired through participation	$17,688,741
Cash and cash equivalents	16,897,074
Interest receivable	134,543
Other assets	18,384
Accounts payable and accrued expenses	(57,433)
Due to Manager	(50,694)

Total identifiable net assets	$34,630,615

The fair value of the 2,116,785.76 shares of the Company’s stock issued in the Merger as consideration paid for TPT2 was derived from the fair value per share of the Company as of December 31, 2019 as adjusted to reflect the change in the net working capital of the Company during the period from January 1, 2020 through March 1, 2020, the effective time of the Merger.
In connection with the Merger, the size of the board of directors of the Company was reduced from eight directors to four directors, with Andrew M. Axelrod, Vikram S. Uppal, Roger H. Beless and Michael L. Evans continuing as directors of the Company. On November 10, 2021, Andrew M. Axelrod, resigned as the Company’s director effectively immediately. Following Mr. Axelrod’s resignation, the size of the board of directors of the Company was reduced from four directors to three directors.
Issuance of Common Stock to Terra Offshore REIT
In addition, on March 2, 2020, the Company entered into two separate contribution agreements, one by and among the Company, Terra Offshore REIT and TIFI, and another by and among the Company, Terra Offshore REIT and Fund 5 International, pursuant to which the Company issued 2,457,684.59 shares of common stock of the Company to Terra Offshore REIT in exchange for the settlement of $32.1 million of participation interests in loans also held by the Company, $8.6 million in cash and other net working capital. The shares of common stock were issued in a private placement in reliance on Section 4(a)(2) under the Securities Act and the rules and regulations promulgated thereunder.
The fair value of the 2,457,684.59 shares of the Company’s stock issued in the transaction as consideration paid for Terra Offshore REIT was derived from the fair value per share of the Company as of December 31, 2019, which was the most recently determined fair value per share of the Company.
The following table presents a summary of the consideration exchanged and settlement of the Company’s obligations under participation agreements as a result of the Issuance of Common Stock to Terra Offshore REIT:

Total Consideration
Equity issued to Terra Offshore REIT	$40,749,378

$40,749,378

Net Assets of Terra Offshore REIT Received
Investments through participation interest, at fair value	$32,112,257
Cash and cash equivalents	8,600,000
Interest receivable	270,947
Due to Manager	(233,826)

Total identifiable net assets	$40,749,378

On April 29, 2020, the Company repurchased 212,691 shares of common stock at a price of $17.02 per share that the Company had previously sold to Terra Offshore REIT on September 30, 2019 (Note 8).
Terra JV, LLC
Prior to the completion of the Merger and the Issuance of Common Stock to Terra Offshore REIT transactions described above, Terra Fund 5 owned approximately 98.6% of the issued and outstanding shares of the Company’s common stock indirectly through its wholly owned subsidiary, Terra JV, of which Terra Fund 5 was the sole managing member, and the remaining issued and outstanding shares of the Company’s common stock were owned by Terra Offshore REIT.
As described above, the Company acquired TPT2 in the Merger and, in connection with such transaction, Terra Fund 7 contributed the shares of the Company’s common stock received as consideration in the Merger to Terra JV and became a co-managing
member of Terra JV pursuant to the amended and restated operating agreement of Terra JV, dated March 2, 2020 (the “JV Agreement”). The JV Agreement and related stockholders agreement between Terra JV and the Company, dated March 2, 2020, provide for the joint approval of Terra Fund 5 and Terra Fund 7 with respect to certain major decisions that are taken by Terra JV and the Company.
On March 2, 2020, the Company, Terra Fund 5, Terra JV and Terra REIT Advisors also entered into the Amended and Restated Voting Agreement (the “Voting Agreement”), pursuant to which Terra Fund 5 assigned its rights and obligations under the Voting Agreement to Terra JV. Consistent with the original voting agreement dated February 8, 2018, for the period that Terra REIT Advisors remains the external manager of the Company,
Terra REIT Advisors will have the right to nominate two individuals to serve as directors of the Company and, until Terra JV no longer holds at least 10% of the outstanding shares of the Company’s common stock, Terra JV will have the right to nominate one individual to serve as a director of the Company.
As of December 31, 2021, Terra JV owns 87.4% of the issued and outstanding shares of the Company’s common stock with the remainder held by Terra Offshore REIT, and Terra Fund 5 and Terra Fund 7 own an 87.6% and 12.4% interest, respectively, in Terra JV.
Net Loss on Extinguishment of Obligations Under Participation Agreements
As discussed in Note 7, in the normal course of business, the Company may enter into participation agreements with related parties, primarily other affiliated funds managed by the Manager, and to a lesser extent, unrelated parties. The obligations under participation agreements were released as a result of the Merger and the Issuance of Common Stock to Terra Offshore REIT. In connection with these transactions, the Company recognized a net loss of $0.3 million for the three months ended March 31, 2020, which was primarily related to transaction costs incurred in connection with both transactions.